Net revenues (Tables)	12 Months Ended
Dec. 31, 2017
Revenues [Abstract]
Revenue from External Customers by Products and Services [Table Text Block]
During the years ended December 31, 2015, 2016 and 2017, the Company generated net revenues as the followings.

	Year Ended December 31,
	2015	2016	2017
	RMB	RMB	RMB	US$
Net revenues
Sales of PV modules	8,464,779	7,026,074	7,469,668	1,148,067
Sales of PV systems	197,365	127,353	47,958	7,371
Sales of PV cells, wafers and raw materials	686,056	746,261	625,937	96,205
Processing fee of PV cells and PV modules	389,450	308,386	157,586	24,221
Other revenues	228,136	168,025	62,575	9,617
Total net revenues	9,965,786	8,376,099	8,363,724	1,285,481